SCHEDULE OF MODIFICATION OF PRIVATE AND IPO WARRANTS (Details)	Mar. 20, 2026
Ipo warrant tranche four [member]
IfrsStatementLineItems [Line Items]
Original maturity date	Apr. 23, 2026
Extended maturity date	Apr. 23, 2028
Ipo warrant tranche five [member]
IfrsStatementLineItems [Line Items]
Original maturity date	Jul. 23, 2026
Extended maturity date	Jul. 23, 2028
Ipo warrant tranche six [member]
IfrsStatementLineItems [Line Items]
Original maturity date	Jan. 23, 2027
Extended maturity date	Jan. 23, 2029